Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2013
Federal Home Loan Bank advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	0.28%
Fixed Rate [Member] | Medium-term notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.78%